Fair Value Measurements (Details Narrative) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Sep. 12, 2023	Mar. 18, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:ClassOfWarrantsOrRightsWarrantsIssuedDuringThePeriodUnits]	1,912,514		1,912,154
[custom:ClassOfWarrantsOrRightsIssuedIssuePricePerUnit]			11.50
Settlement Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Legal settlement liability		$ 1.1	$ 1.1	$ 0.6
Debt instruments that are not recorded at fair value			5.3	$ 4.3	$ 2.9
Settlement Agreement [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash secured in equity finance		$ 10.0	$ 10.0